Credit facilitates (Details Narrative) - Third Parties [Member] - EUDA Health Limited [Member] - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Interest expense	$ 51,070	$ 122,707	$ 78,271	$ 149,045	$ 128,071	$ 96,646
Weighted average interest rate	8.10%	12.50%	5.50%	5.90%	6.30%	3.90%